Employee benefits - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2005
IFRS Statement [Line Items]
Labour And Social Welfare	$ 707	$ 1,489	$ 1,655
Wages and salaries	88,149	80,617	91,822
Percentage Of Wages Contribution To Employee				6.00%
Post-employment benefit expense, defined contribution plans	20
Deposits from banks	3,952
Defined Contribution Plans [Member]
IFRS Statement [Line Items]
Other Foreign Subsidiaries Pension Expenses	497	434	253
Wages and salaries	$ 3,330	$ 3,316	$ 3,527